Notes Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
NOTES RECEIVABLE

NOTE 5 – NOTES RECEIVABLE

As of June 30, 2022 and December 31, 2021, notes receivable, net, consisted of the following:

	June 30, 2022	December 31, 2021
Principal amounts of notes receivable	$115,500	$220,000
Additional notes receivable	—	60,000
Collections on notes receivables	(20,000)	(164,500)
Less: allowance for doubtful accounts	(35,500)	(55,500)
Total Notes receivable, net	60,000	60,000
Less: notes receivable, net – current portion	—	—
Notes receivable – non-current	$60,000	$60,000

On September 28, 2018, the Company and Blind Faith Concepts Holdings, Inc. (the “Seller”) executed a two-year promissory note receivable agreement with a principal balance of $200,000 of which $100,000 was funded to the Seller in September 2018 and the remaining $100,000 was funded in October 2018. The promissory note accrued interest at a rate of 6% per annum, and the Company was repaid in interest only payments on a quarterly basis, until the maturity date of September 27, 2020, at which time the full principal and any interest payments was due to the Company. At the time the promissory note receivable agreement was executed, the Company also executed a security interest and pledge agreement with the borrower pursuant to which the borrower pledged all of the assets of its company as security for the performance of the note obligations.

On November 2, 2018, the Company and Seller entered into a promissory note agreement (“Promissory Note Agreement”) with a principal balance of $50,000. Pursuant to the Promissory Note Agreement, the $50,000 note was a deposit and credit towards the acquisition of the assets of Lust for Life Group such as inventory, trademarks and logos. Pursuant to the Promissory Note Agreement, since the purchase did not close within 30 days from date of the Promissory Note, the note receivable became immediately due. Through the date of default, the outstanding principal balance accrued interest at an interest rate of 10% per annum payable on a monthly basis. Upon default, the interest rate increased to 18% per annum. As of December 31, 2018, the Company determined that this note receivable was doubtful and accordingly, recorded an allowance for doubtful account and bad debt expense of $50,000.

In December 2019, pursuant to claim purchase agreements (“Claim Purchase Agreements”), the Company sold its notes receivable and related interest receivable balances in the aggregate amount of $277,305 to an investor. Pursuant to the Claim Purchase Agreements, the investor agreed to pay the Company the purchase price of $277,305 on the earlier of the payment of six-monthly installments or upon the liquidation of settlement securities of the Seller pursuant to Section 3(a)(10) of the Securities Act of 1933, as amended. The first installment was be made following entry and full effectuation of a court order approving the settlement of the claim which occurred on March 6, 2020 in the United States District Court for the District of Maryland Northern Division. Additionally, on January 6, 2020, the Company and the Seller entered into a settlement agreement related to notes receivable. In lieu of the Company seeking default and foreclosure against the Seller pursuant to the note agreements, the Company received 10,420 shares of the Seller’s convertible Series B Preferred Stock. Since the shares of Series B Preferred Stock have limited marketability, no value was placed on these shares. Between April 2020 and December 2020, the Company collected an aggregate of $30,000 on the notes receivable balance. During the year ended December 31, 2020, the Company recorded a total allowance for doubtful account and bad debt expense of $174,376 (consisting of the principal balance of $146,500 and interest receivable of $27,876) due to slow collection of the installment payments pursuant to the Claim Purchase Agreements.

During the years ended December 31, 2021, the Company recovered an aggregate of $7,500 bad debt previously written off during the periods between 2018 to 2020, recorded as bad debt recovery in the accompanying consolidated statement of operations.

During the year ended December 31, 2021, the Company received $23,500 of payment and recovered $141,000 of the of the $196,500 bad debt allowance. On June 7, 2021, the Company and the investor, entered into a settlement agreement whereby both parties agreed to settle the remaining balance of this note receivable which was previously written off in year 2020 for a total settlement amount of $196,000 to be paid as follows; (i) an initial payment of $46,000 upon execution of the settlement agreement and (ii) $10,000 per month for fifteen months. During the six months ended June 30, 2022, $20,000 was collected under this settlement agreement and $35,500 remains collectible under this settlement agreement and such amount has been fully reserved as of June 30, 2022.

On September 30, 2021, the Company executed a note receivable agreement with NFID, LLC in connection with an Asset Purchase Agreement (see Note 4). The promissory note bears 8% interest per annum and matures on October 1, 2023. The outstanding principal and accrued interest shall be due and payable on maturity. As of December 31, 2021, this note receivable had outstanding principal receivable of $60,000 and accrued interest receivable of $1,210 for a total receivable balance of $61,210. As of June 30, 2022, this note receivable had outstanding principal receivable of $60,000 and accrued interest receivable of $3,590 for a total receivable balance of $63,590 which is reflected in the accompanying consolidated balance sheet as note receivable – non-current.

NOTE 5 – NOTES RECEIVABLE

On September 28, 2018, the Company and Blind Faith Concepts Holdings, Inc. (the “Seller”) executed a two-year promissory note receivable agreement with a principal balance of $200,000 of which $100,000 was funded to the Seller in September 2018 and the remaining $100,000 was funded in October 2018. The promissory note accrued interest at a rate of 6% per annum, and the Company was repaid in interest only payments on a quarterly basis, until the maturity date of September 27, 2020, at which time the full principal and any interest payments was due to the Company. At the time the promissory note receivable agreement was executed, the Company also executed a security interest and pledge agreement with the borrower pursuant to which the borrower pledged all of the assets of its company as security for the performance of the note obligations.

On November 2, 2018, the Company and Blind Faith Concepts Holdings, Inc. (the “Debtor”) entered into a promissory note agreement for the sale of a promissory note with a principal balance of $50,000 (“Note”). The Note bore an interest rate of 10% per annum and 18% per annum in the event of default, payable on a monthly basis. The terms of the Note also provides for the principal balance of $50,000 to be used by the Debtor for an asset purchase transaction (“Transaction”) which is not related to the Company and for the Transaction to close within thirty days from the issuance date of the Note otherwise the Note becomes immediately due. In December 2018, the Company determined that the Note was not collectible and accordingly recorded an allowance for doubtful account and bad debt expense of $50,000.

On December 20, 2019, the Company and a third party entity (“Purchaser”) entered into two separate claim purchase agreements (“Purchase Agreements”), whereby the Company sold and the Purchaser assumed the promissory notes: (i) dated September 28, 2018 with a principal balance of $200,000 and related accrued interest and: (ii) dated November 2, 2018 with a principal balance of $50,000 and related accrued interest (discussed above) (collectively as “Notes”), for an aggregate purchase price of $277,305. Pursuant to the Purchase Agreements, the purchase price is payable on the earlier of the payment of six-monthly installments or upon the liquidation of the Blind Faith Concepts Holdings, Inc settlement securities pursuant to Section 3(a)(10) of the Securities Act of 1933, as amended. During the year ended December 31, 2020, the Company collected an aggregate amount of $30,000 of the Notes. During the year ended December 31, 2020, the Company recorded an allowance for doubtful account and bad debt expense of $146,500 related to the principal balance of the Notes and wrote off $27,876 of the accrued interest receivable related to the Notes, for a total bad debt expense of $174,376, due to slow collection of the installment payments.

During the years ended December 31, 2020, the Company recorded an aggregate bad debt expense in the amount of $174,376 and recovered an aggregate of $9,000 bad debt previously written off during the periods between 2018 to 2020, resulting in net bad debt expense of $165,376 recorded in the accompanying consolidated statement of operations.

During the years ended December 31, 2021, the Company recovered $148,500 of the bad debt that was previously written off during the periods between 2018 to 2020, recorded as bad debt recovery in the accompanying consolidated statement of operations. On June 7, 2021, the Company and the investor, entered into a settlement agreement whereby both parties agreed to settle the remaining balance of this note receivable which was previously written off in year 2020 for a total settlement amount of $196,000 to be paid as follows; (i) an initial payment of $46,000 upon execution of the settlement agreement and (ii) $10,000 per month for fifteen months. During the year ended, $148,500 was collected under this settlement agreement and $47,500 remains collectible under this settlement agreement and such amount has been fully reserved as of December 31, 2021.

On September 30, 2021, the Company executed a note receivable agreement with NFID, LLC in connection with an Asset Purchase Agreement (see Note 4). The promissory note bears 8% interest per annum and matures on October 1, 2023. The outstanding principal and accrued interest shall be due and payable on maturity. As of December 31, 2021, this note receivable had outstanding principal receivable of $60,000 and accrued interest receivable of $1,210 for a total receivable balance of $61,210 which is reflected in the accompanying consolidated balance sheet as note receivable – non-current.

As of December 31, 2021 and 2020, notes receivable, net, consisted of the following:

	December 31, 2021	December 31, 2020
Principal amounts of notes receivable at beginning of the year	$220,000	$250,000
Additional notes receivable in 2021	60,000	—
Collections on notes receivables	(148,500)	(30,000)
Less: allowance for doubtful accounts	(71,500)	(196,500)
Total Notes receivable, net	60,000	23,500
Less: notes receivable, net – current portion	—	(23,500)
Notes receivable – non-current	$60,000	$—